Related Parties - Intellectual Property Agreement signed with the Company's CEO (Details)			12 Months Ended
	Jul. 07, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2023 EUR (€) payment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 20, 2020 EUR (€) patent
Related Parties
Patents and software			€ 2,637,000	€ 2,655,000	€ 2,757,000
CEO
Related Parties
First lump sum cash payment			€ 90,000
Period within which payment is due upon filing of a patent application			30 days
Second lump sum cash payment			€ 90,000
Period within which payment is due upon publication of a patent application			30 days
Percentage applied for royalty payment			6.50%
Number of payments | payment			3
Maximum payments			€ 2,100,000
Percentage of capital may be acquired			100.00%
First payment due following the signature of agreement			€ 450,000,000
Number of publications of patent applications covered in amendment | patent						2
Lump sum cash payment covered in amendment						€ 180,000
Fixed daily remuneration of director	€ 15,000,000
Jean Mariani
Related Parties
Fixed daily remuneration of director		€ 450,000
Maximum annual remuneration of director		€ 32,400
Term of agreement		1 year
Patents rights acquired from the Company's CEO
Related Parties
Useful life			19 years
Patents rights acquired from the Company's CEO | CEO
Related Parties
Patents and software			€ 1,620,000
Useful life			19 years
Payments in connection with subscription and the exercise of the investors warrants			€ 180,000	€ 90,000